Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

NOTE 11 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties which are shareholders and directors of the Company:

a.	Transactions:

	Six months ended June 30
	2024	2023
Share-based compensation to non-executive directors	$61	$28

b.	Balances:

	June 30, 2024	December 31, 2023
Short-term liabilities
Current maturities of long-term debt measured under the fair value option	$38,675	$-
Long-term liabilities —
CLA’s	$-	$9,780
NPA	$-	$21,976